MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a) Statement of Compliance
These interim condensed and consolidated financial statements of our partnership and its subsidiaries (together “Brookfield Infrastructure”) have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies Brookfield Infrastructure applied in its consolidated financial statements as of and for the year-ended December 31, 2023. The accounting policies that our partnership applied in its annual consolidated financial statements as of and for the year-ended December 31, 2023 are disclosed in Note 3 of such financial statements, with which reference should be made in reading these interim condensed and consolidated financial statements.
These interim condensed and consolidated financial statements were authorized for issuance by the Board of Directors of our partnership on August 9, 2024.
b) Significant Accounting Judgments and Key Sources of Estimation Uncertainty
In preparing our consolidated financial statements, we make judgments in applying our accounting policies. The areas of judgment are consistent with those reported in our consolidated financial statements as of and for the year-ended December 31, 2023. As disclosed in our 2023 annual consolidated financial statements, our partnership uses significant assumptions and estimates to determine the fair value of our property, plant and equipment and the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or an intangible asset has been allocated.
c) Recently adopted accounting standards
International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)
The partnership operates in countries, including Canada, which have enacted new legislation to implement the global minimum top-up tax, effective from January 1, 2024. The partnership has applied a temporary mandatory relief from recognizing and disclosing deferred taxes in connection the global minimum top-up tax and will account for it as a current tax when it is incurred. There is no material current tax impact for the period ended June 30, 2024. The global minimum top-up tax is not anticipated to have a significant impact on the financial position of the partnership.
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
The amendments to IAS 1 clarify how to classify debt and other liabilities as current or non-current. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024, and has been adopted as of this date. The amendment did not have a material impact on the financial position of the partnership.